Document and Entity Information	3 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	PAN GLOBAL, CORP.
Entity Central Index Key	0001492617
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Is Entity's Reporting Status Current?	Yes